Stock option plan (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Stock Option Activity

Stock option activity during 2017 is as follows:

			Weighted average
		Weighted	Remaining
		average	contractual	Aggregate
	Options	exercise	for	intrinsic
	outstanding	price	life (Years)	value
				(in thousands)
Balance as of December 31, 2016	3,690,058	$2.13	8.4	$17,463
Cancelled	(89,687)	$3.81
Granted	688,997	15.96
Exercised	(173,035)	2.24
Balance as of December 31, 2017	4,116,333	$4.41	7.8	$63,577
Exercisable at December 31, 2017	2,225,970	1.64	7.2	$40,523
Vested at December 31, 2017 and expected to vest	4,116,333	4.41	7.8	$63,577

Employee and Non-employee Stock Options
Summary of Share-Based Compensation Expense Included in the Statement of Operations

Total share-based compensation expense included in the statements of operations is as follows:

	Year Ended December 31,
	2017	2016	2015
	in thousands
Research and development	$2,531	$911	$221
General and administrative	863	480	168
Total stock-based compensation expense	$3,394	$1,391	$389

Summary of Fair Value of Stock Options Granted Using Black-Scholes Options Pricing Model

The fair value of each option grant is estimated on the grant date using the Black-Scholes option-pricing model, using the following weighted average assumptions:

	Year Ended December 31,
	2017	2016	2015

Expected volatility	74.2 - 79.3%	74.8 - 83.9%	66.8 - 69.3%
Weighted-average risk-free rate	1.9 - 2.2%	1.2 - 2.1%	1.5 - 1.7%
Dividend yield	—%	—%	—%
Expected term (in years)	6.01	6.40	6.56
Weighted-average grant-date fair value per share	$10.71	$3.24	$1.59